                                Filed with the Securities and Exchange Commission on September 20, 2007
Registration No. 333-144639                                                            Investment Company Act No. 811-07325
=======================================================================================================================================

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4
                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                    Post-Effective Amendment No. 2
                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 82

                                         PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                                      (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                            (973) 367-1730
                               (Address and telephone number of depositor's principal executive offices)

                                                           JOSEPH D. EMANUEL
                                                          CHIEF LEGAL OFFICER
                                                     PRUCO LIFE INSURANCE COMPANY
                                                           751 BROAD STREET
                                                       NEWARK, NEW JERSEY 07102
                                           (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                         THOMAS S. CLARK, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 925-6960

                                      Approximate Date of Proposed Sale to the Public: Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                                    [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    []   on __________ pursuant to paragraph (b) of Rule 485
                                    []   60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                         on                  pursuant to paragraph (a) (i) of Rule 485
                                    []   75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485

                           If appropriate, check the following box:
                                    []  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                                          Interest in Individual Variable Annuity Contracts.
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Premier Bb

                                                                 Note:

Registrant is filing this Post-Effective Amendment No. 2 to Registration Statement No. 333-144639 for the purpose of including in the
Registration Statement a Prospectus Supplement and a Statement of Additional Information Supplement.  The Prospectus, Statement of
Additional Information and Part C that were filed as part of the initial N-4 filed with the SEC on July 17, 2007, as supplemented, are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                        Pruco Life Insurance Company

                                                     Prudential Premier Series Annuity
                                                    Prudential Premier Bb Series Annuity

                                                Supplement to Prospectuses Dated May 1, 2007
                                                     Supplement dated November 19, 2007

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

     We are issuing this  supplement to forth one additional  Advanced  Series Trust  portfolio that is being offered as a new variable investment  option under each of the  above-referenced  products.  We also  describe  changes to the Annuity Date  provisions  and introduce a new principal underwriter of the Annuities.

I.  NEW SUB-ACCOUNT

Effective  November 19, 2007,  the  underlying  portfolio  listed below is being offered as a new  Sub-account  under your annuity.  In order to reflect this addition:

     In the section of each Prospectus  entitled "Summary of Contract Expenses",  sub-section  "Underlying Mutual Fund Portfolio Annual
     Expenses", under the heading "Advanced Series Trust", the following portfolio has been added:

---------------------------------------------------------------------------------------------------------------------------
                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                         (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------- --------------- ------------ ------------ ------------------- -----------------------
                                                                                     Acquired              Total Annual
        UNDERLYING PORTFOLIO            Management     Other        12b-1 Fees   Portfolio Fees &            Portfolio
       Advanced Series Trust:              Fees        Expenses                      Expenses                Operating
                                                                                                             Expenses
------------------------------------- --------------- ------------ ------------ ------------------- -----------------------
------------------------------------- --------------- ------------ ------------ ------------------- -----------------------
AST Western Asset Core Plus Bond          0.70%          0.12%        0.00%           0.00%                 0.82%
------------------------------------- --------------- ------------ ------------ ------------------- -----------------------

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

--------------------- ------------------------------------------------------------------------------ ---------------------
       STYLE/                                INVESTMENT OBJECTIVES/POLICIES                               PORTFOLIO
        TYPE                                                                                               ADVISOR/
                                                                                                         SUB-ADVISOR
--------------------- ------------------------------------------------------------------------------ ---------------------
--------------------------------------------------------------------------------------------------------------------------
     AST FUNDS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
    Fixed Income     AST Western Asset Core Plus Bond  Portfolio:  seeks to maximize  total return,     Western Asset
                     consistent  with  prudent  investment   management  and  liquidity  needs,  by  Management Company investing to obtain its average specified  duration.  The Portfolio's  current target  average  duration is generally 2.5 to 7 years.  The Portfolio  pursues this  objective by  investing  in all major fixed  income  sectors with a bias towards non-Treasuries.
--------------------------------------------------------------------------------------------------------------------------

II.  CHANGES TO ANNUITY DATE PROVISIONS

In the "ACCESS TO ACCOUNT VALUE" section of the  prospectus,  under the heading  entitled "What types of Annuity Options are Available"
we revise the first  sentence of the second  paragraph to read "You may choose an Annuity Date, an annuity  option and the frequency of annuity  payments."  We also  revise the fourth  sentence to read "Your  Annuity  Date must be no later than the first day of the month next following the Annuitant's 95th birthday (unless we agree to another date)."

In the "MANAGING YOUR ANNUITY" section of each prospectus, under the heading entitled "May I Change the Owner, Annuitant and
Beneficiary Designations?" we delete the third bullet that reads,  "a new Annuitant if the latest Annuity Date would be earlier than prior to the change."

III.  NEW PRINCIPAL UNDERWRITER

In the General Information section of the prospectus, under the heading entitled "Who Distributes Annuities  . . .", we identify
Prudential Investment Management Services LLC (PIMS) as the principal underwriter and distributor of the Annuities.  Effective on
November 19, 2007, PIMS has been replaced by Prudential Annuities Distributors, Inc. ("PAD").  Accordingly, we replace the first four sentences under "Who Distributes Annuities Offered By  . . " with the following, and in the remainder of that section, replace references to PIMS with PAD:

"Prudential Annuities Distributors, Inc. (PAD) (formerly, American Skandia Marketing, Incorporated), a wholly-owned subsidiary of
Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through this prospectus.   PAD acts
as the distributor of a number of annuity and life insurance products, and is the co-distributor of the Advanced Series Trust.  PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484.  PAD is registered as a broker-dealer under the
Securities Exchange Act of 1934 (Exchange Act), and is a member of the National Association of Securities Dealers, Inc. (NASD)."

                                                                PART C

                                                           OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(10) Consent of PricewaterhouseCoopers LLP

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                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this post-effective amendment to be signed on its behalf on this 20th day of September 2007.

                                       THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                                              Registrant

                                                   By: Pruco Life Insurance Company

Attest:    /s/ Thomas C. Castano                                     ____  /s/Scott D. Kaplan
Thomas C. Castano                                                               Scott D. Kaplan
Secretary                                                                       President

                                                              SIGNATURES

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          Signature and Title

      *
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR                           Date: September 20, 2007

      *                                                         * *By: /s/ Thomas C. Castano
SCOTT D. KAPLAN                                      THOMAS C. CASTANO
PRESIDENT AND DIRECTOR                               (ATTORNEY-IN-FACT)

      *
TUCKER I. MARR
VICE PRESIDENT, AND
CHIEF FINANCIAL OFFICER

      *
BERNARD J. JACOB
DIRECTOR

      *
HELEN M. GALT
DIRECTOR

      *
DAVID R. ODENATH, JR.
DIRECTOR

333-144639

                                                                EXHIBIT

(10) Consent of PricewaterhouseCoopers LLP